CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2013
Cash flows from operating activities:
Net loss	$ (2,215,215)	$ (1,270,193)	$ (8,747,844)	$ (17,915,711)
Gain on sale of subsidiaries				(424,819)
Loss from discontinued operations				(6,460)
Net loss from continuing operations			(8,747,844)	(18,334,070)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	997,120	459,799	(2,457,991)	(2,414,270)
Common stock issued for services		15,000	801,820	141,760
Accretion of debt discount and beneficial conversion feature	89,821	2,118	286,399	15,954,355
Bad debt expense			125,961
Vesting and re-pricing of stock options	75,082	71,250		160,301
Fractional shares of common stock paid in cash				1,996
Impairment of monitoring equipment and parts	55,080	75,000	373,951	213,276
Issuance of warrants to related parties		53,946		128,559
Loss on disposal of property and equipment			3,710	4,740
Loss on disposal of monitoring equipment and parts	12,575	10,771		84,805
Change in assets and liabilities net of assets and liabilities acquired:
Accounts receivable, net	(2,041,899)	(158,508)	(193,030)	(652,749)
Notes receivable	(7,667)	(37,403)	(25,244)	63,978
Inventories	(403,794)	(63,498)	(1,727,400)	186,913
Prepaid expenses and other assets	(182,680)	(446,379)	604,506	107,576
Accounts payable	680,288	322,535	(1,466,905)	1,473,530
Accrued expenses	450,615	52,808	1,339	(2,186,618)
Deferred revenue	(10,792)	11	8,674	345,896
Net cash (used in) provided by operating activities	(2,501,466)	(520,921)	(4,582,288)	838,910
Cash flow from investing activities:
Purchase of property and equipment	(2,317)	(62,082)	544,126	50,682
Purchase of monitoring equipment and parts	(837,014)	(750,189)		509,743
Leasehold improvements			1,330,068
Payments for other assets			3,163,802
Cash acquired through acquisition			195,058
Payment related to acquisition			8,050,167
Proceeds from notes payable			55,984
Cash paid for purchase of subsidiary and other investments	(1,937,902)
Cash deposited in escrow to secure international bond		(3,346,622)
Net cash used in investing activities	(2,777,233)	(4,158,893)	(12,837,121)	(560,425)
Cash flow from financing activities:
Borrowings on related-party notes payable		2,700,000	1,200,000	2,800,000
Proceeds from exercise of options and warrants		8,000
Principal payments on related-party notes payable		(60,000)	60,000
Proceeds from notes payable			25,750,000
Principal payments on notes payable	(598,251)	(24,336)	1,407,524	299,276
Proceeds from issuance of common stock			8,000
Repurchase of Series D Convertible Preferred stock			(312,008)
Debt offering costs			34,735
Net cash provided by financing activities	(598,251)	2,623,664	25,143,733	2,500,724
Effect of exchange rate changes on cash	(36,290)		(4,930)
Cash flow from discontinued operations:
Net cash provided by operating activities				126,715
Net cash used in investing activities
Net cash used in financing activities				18,475
Net cash provided by discontinued operations				145,190
Net increase (decrease) in cash	(5,913,240)	(2,056,150)	7,719,394	2,924,399
Cash, beginning of year	11,101,822	3,382,428	3,382,428	458,029
Cash, end of year	5,188,582	1,326,278	11,101,822	3,382,428
Cash paid for interest	3,086	7,519	193,019	238,080
Issuance of common stock in connection with Series D Preferred stock dividends		9,427	24,012	1,663,997
Series D Preferred stock dividends earned		9,427	14,585	1,042,897
Issuance of warrants for accrued Board of Director fees			477,142	272,500
Issuance of common stock shares for settlement of debt				20,733,118
Issuance of common shares from the conversion of shares of Series D Preferred Stock				189
Issuance of debt to repurchase royalty agreement				11,616,984
Issuance of stock for the acquisition of a subsidiary	580,886		4,500,000
Accrediton of debt discount and beneficial conversion feature				$ 15,954,355